Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring
One time charges of restructuring cost	$ 7.2
Restructuring costs incurred	7.2
Additional cost recorded for cancellation of outstanding stock options for certain terminated employees	0.6
Restructuring cost paid	3.0
Restructuring liability expected to be paid by end of fourth quarter of 2013	$ 4.8